Equity Accounted Investments - Condensed Summary of Company's Financial Information for Joint Venture (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Date of acquisition	Feb. 28, 2012
Debt maturity date	Aug. 01, 2013